Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Private Placement [Member] Preferred Stock [Member]	Private Placement [Member] Preferred Stock to be Issued [Member]	Private Placement [Member] Common Stock [Member]	Private Placement [Member] Common Stock to be Issued [Member]	Private Placement [Member] Additional Paid-in Capital [Member]	Private Placement [Member] Retained Earnings [Member]	Private Placement [Member]	Units Offering [Member] Preferred Stock [Member]	Units Offering [Member] Preferred Stock to be Issued [Member]	Units Offering [Member] Common Stock [Member]	Units Offering [Member] Common Stock to be Issued [Member]	Units Offering [Member] Additional Paid-in Capital [Member]	Units Offering [Member] Retained Earnings [Member]	Units Offering [Member]	Series C Preferred Stock Offering [Member] Preferred Stock [Member]	Series C Preferred Stock Offering [Member] Preferred Stock to be Issued [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Preferred Stock [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Preferred Stock to be Issued [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Common Stock [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Common Stock to be Issued [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Additional Paid-in Capital [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Retained Earnings [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member]	Preferred Stock [Member]	Preferred Stock to be Issued [Member]	Common Stock [Member]	Common Stock to be Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
BALANCE (in shares) at Dec. 31, 2022																								0		265,485	0
BALANCE at Dec. 31, 2022																								$ 0		$ 0		$ 71,195	$ (74,021)	$ (2,226)
Share-based compensation expense (in shares)								0	0	29,636	0
Share-based compensation expense								$ 0		$ 0		$ 295	$ 0	$ 295
Net loss																								$ 0		$ 0		0	(2,603)	(2,603)
BALANCE (in shares) at Dec. 31, 2023																								1,676,165	(1,516,199)	3,678,550	1,516,199
BALANCE at Dec. 31, 2023																								$ 0		$ 0		76,733	(76,624)	109
Shares issued for offering (in shares)															86,999	0										0	0
Shares issued for offering																								0		$ 0		945	0	945
Shares issued for conversion (in shares)																	(1,516,199)	1,516,199	1,516,199	(1,516,199)
Shares issued for conversion																	$ 0		$ 0		$ 0	$ 0	$ 0
Share-based compensation expense (in shares)								0	0	0	0
Share-based compensation expense								$ 0		$ 0		59	0	59
Deemed dividend on warrant inducement																														0
Net loss																								$ 0		$ 0		0	(1,122)	(1,122)
BALANCE (in shares) at Mar. 31, 2024																								246,965	0	5,194,749	0
BALANCE at Mar. 31, 2024																								$ 0		$ 0		77,737	(77,746)	(9)
BALANCE (in shares) at Dec. 31, 2023																								1,676,165	(1,516,199)	3,678,550	1,516,199
BALANCE at Dec. 31, 2023																								$ 0		$ 0		76,733	(76,624)	109
Shares issued for offering (in shares)	0	0	319,207	0
Shares issued for offering	$ 0		$ 0		$ 3,363	$ 0	$ 3,363
Shares issued for conversion (in shares)																	0	0	802,142	0
Shares issued for conversion																	$ 0				$ (204)		$ (204)
Shares and warrants issued for consulting services (in shares)																								0	0	22,344	0
Shares and warrants issued for consulting services																								$ 0		$ 0		127	0	127
Share-based compensation expense (in shares)								0	0	0	0
Share-based compensation expense								$ 0		$ 0		2,594	0	2,594
Net loss																								$ 0		$ 0		0	(10,460)	(10,460)
BALANCE (in shares) at Dec. 31, 2024																								0	0	8,122,060	0
BALANCE at Dec. 31, 2024																								$ 0		$ 0		86,709	(87,084)	(375)
Shares issued for offering (in shares)	0	0	547,737	0
Shares issued for offering	$ 0		$ 0		$ 1,464	$ 0	$ 1,464
Shares issued - warrants exercises (in shares)																								0	0	2,186,595	0
Shares issued - warrants exercises																								$ 0		$ 1		8,827	0	8,828
Shares issued for conversion (in shares)																								0	0	800,000,000	0
Shares issued for conversion																								$ 0		$ 0		12,329	0	12,329
Shares and warrants issued for consulting services (in shares)																								0	0	22,344	0
Shares and warrants issued for consulting services																								$ 0		$ 0		32	0	32
Share-based compensation expense (in shares)								0	0	0	0
Share-based compensation expense								$ 0		$ 0		$ 247	$ 0	$ 247
Deemed dividend on warrant inducement																								0		0		0	(4,410)	(4,410)
Net loss																								$ 0		$ 0		0	(12,930)	(12,930)
BALANCE (in shares) at Mar. 31, 2025																								0	0	11,678,736	0
BALANCE at Mar. 31, 2025																								$ 0		$ 1		$ 109,608	$ (104,424)	$ 5,185